COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue [abstract]
Base rent	$ 870	$ 870	$ 1,718	$ 1,789
Straight-line rent	15	22	25	41
Lease termination	12	4	45	11
Other lease income	145	160	304	357
Other revenue from tenants	242	245	477	507
Total commercial property revenue	$ 1,284	$ 1,301	2,569	$ 2,705
Rent abatements			$ 56